UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162 and 811-09739

Name of Fund: BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value

US Treasury STRIPS*, 3.81%, 2/15/10	$38,633	$38,628,999

Total US Treasury Obligations (Cost - $38,560,511) - 87.7%		38,628,999

Mutual Fund

Master Large Cap Core Portfolio of Master Large Cap Series LLC		5,489,605

Total Mutual Fund (Cost - $4,630,823) - 12.5%		5,489,605

Total Investments (Cost - $43,191,334) - 100.2%		44,118,604
Liabilities in Excess of Other Assets - (0.2)%		(101,358)

Net Assets - 100.0%		$44,017,246

*	Separately Traded Registered Interest and Principal of Securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarize the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation of Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$44,118,604
Level 3	—

Total	$44,118,604

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 10.6%
Household Durables — 1.0%
Garmin Ltd. (a)	1,280,000	$39,296,000

Media — 0.2%
Viacom, Inc., Class B (b)	290,000	8,621,700

Multiline Retail — 1.9%
Big Lots, Inc. (b)	690,000	19,996,200
Target Corp. (a)	1,130,000	54,658,100

		74,654,300

Specialty Retail — 7.5%
Advance Auto Parts, Inc.	570,000	23,073,600
AutoNation, Inc. (a)(b)	990,000	18,958,500
The Gap, Inc.	2,120,000	44,414,000
Guess?, Inc.	960,000	40,608,000
Limited Brands, Inc.	2,280,000	43,867,200
PetSmart, Inc.	1,490,000	39,768,100
Ross Stores, Inc.	990,000	42,282,900
TJX Cos., Inc. (a)	1,240,000	45,322,000

		298,294,300

Total Consumer Discretionary		420,866,300

Consumer Staples — 6.7%
Beverages — 0.3%
The Coca-Cola Co.	170,000	9,690,000

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.	90,000	4,810,500

Food Products — 0.2%
Sara Lee Corp.	620,000	7,551,600

Household Products — 1.9%
Kimberly-Clark Corp.	770,000	49,056,700
The Procter & Gamble Co.	440,000	26,677,200

		75,733,900

Personal Products — 1.1%
The Estée Lauder Cos., Inc., Class A	190,000	9,188,400
Herbalife Ltd.	890,000	36,107,300

		45,295,700

Tobacco — 3.1%
Lorillard, Inc.	550,000	44,126,500
Philip Morris International, Inc.	760,000	36,624,400
Reynolds American, Inc.	800,000	42,376,000

		123,126,900

Total Consumer Staples		266,208,600

Energy — 16.2%
Energy Equipment & Services — 9.6%
Diamond Offshore Drilling, Inc. (a)	400,000	39,368,000
Dresser-Rand Group, Inc. (b)	300,000	9,483,000
Ensco International Plc - ADR	270,000	10,783,800
FMC Technologies, Inc. (a)(b)	730,000	42,223,200
Helix Energy Solutions Group, Inc. (b)	680,000	7,990,000
Nabors Industries Ltd. (a)(b)	1,910,000	41,809,900

Common Stocks	Shares	Value

Energy (concluded)
Energy Equipment & Services (concluded)
National Oilwell Varco, Inc.	1,070,000	$47,176,300
Oceaneering International, Inc. (b)	440,000	25,748,800
Patterson-UTI Energy, Inc.	2,540,000	38,989,000
Pride International, Inc. (a)(b)	1,350,000	43,078,500
Rowan Cos., Inc.	1,770,000	40,072,800
Tidewater, Inc.	730,000	35,003,500

		381,726,800

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	250,000	19,247,500
El Paso Corp.	3,390,000	33,323,700
Exxon Mobil Corp.	1,180,000	80,464,200
Marathon Oil Corp.	1,520,000	47,454,400
Tesoro Corp.	3,010,000	40,785,500
Williams Cos., Inc.	480,000	10,118,400
XTO Energy, Inc.	650,000	30,244,500

		261,638,200

Total Energy		643,365,000

Financials — 6.8%
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	410,000	69,224,400

Commercial Banks — 0.2%
Wells Fargo & Co.	260,000	7,017,400

Diversified Financial Services — 0.7%
Bank of America Corp.	490,000	7,379,400
JPMorgan Chase & Co.	440,000	18,334,800

		25,714,200

Insurance — 4.2%
Chubb Corp.	360,000	17,704,800
Everest Re Group Ltd.	100,000	8,568,000
HCC Insurance Holdings, Inc.	560,000	15,663,200
PartnerRe Ltd.	510,000	38,076,600
The Travelers Cos., Inc.	960,000	47,865,600
UnumProvident Corp. (a)	2,000,000	39,040,000

		166,918,200

Total Financials		268,874,200

Health Care — 21.1%
Biotechnology — 1.6%
Amgen, Inc. (b)	1,100,000	62,227,000

Health Care Equipment & Supplies — 1.3%
Hospira, Inc. (b)	810,000	41,310,000
Kinetic Concepts, Inc. (b)	250,000	9,412,500

		50,722,500

Health Care Providers & Services — 13.3%
Aetna, Inc.	1,380,000	43,746,000
AmerisourceBergen Corp.	1,710,000	44,579,700
Cardinal Health, Inc.	1,370,000	44,168,800
Community Health Systems, Inc. (b)	870,000	30,972,000
Coventry Health Care, Inc. (b)	730,000	17,731,700

Portfolio Abbreviation

ADR	American Depositary Receipts

Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009	1

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Health Care Providers & Services (concluded)
Health Management Associates, Inc., Class A (a)(b)	1,600,000	$11,632,000
Humana, Inc. (b)	1,000,000	43,890,000
Lincare Holdings, Inc. (b)	1,080,000	40,089,600
McKesson Corp.	740,000	46,250,000
Medco Health Solutions, Inc. (b)	830,000	53,045,300
Omnicare, Inc. (a)	350,000	8,463,000
Quest Diagnostics, Inc. (a)	720,000	43,473,600
UnitedHealth Group, Inc.	1,730,000	52,730,400
WellPoint, Inc. (b)	830,000	48,380,700

		529,152,800

Life Sciences Tools & Services — 0.5%
Millipore Corp. (a)(b)	280,000	20,258,000

Pharmaceuticals — 4.4%
Endo Pharmaceuticals Holdings, Inc. (b)	580,000	11,895,800
Forest Laboratories, Inc. (b)	1,360,000	43,669,600
Johnson & Johnson	390,000	25,119,900
Mylan, Inc. (a)(b)	2,210,000	40,730,300
Pfizer, Inc.	820,000	14,915,800
Watson Pharmaceuticals, Inc. (b)	910,000	36,045,100

		172,376,500

Total Health Care		834,736,800

Industrials — 9.7%
Aerospace & Defense — 4.5%
L-3 Communications Holdings, Inc.	430,000	37,388,500
Lockheed Martin Corp.	650,000	48,977,500
Northrop Grumman Corp.	820,000	45,797,000
Raytheon Co. (a)	890,000	45,852,800

		178,015,800

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	18,038,700

Construction & Engineering — 0.4%
KBR, Inc.	810,000	15,390,000

Electrical Equipment — 0.5%
General Cable Corp. (b)	740,000	21,770,800

Industrial Conglomerates — 0.5%
General Electric Co.	1,400,000	21,182,000

Machinery — 2.4%
Eaton Corp.	690,000	43,897,800
Joy Global, Inc. (a)	570,000	29,406,300
SPX Corp.	280,000	15,316,000
Toro Co. (a)	120,000	5,017,200

		93,637,300

Professional Services — 0.5%
Manpower, Inc.	350,000	19,103,000

Road & Rail — 0.5%
Landstar System, Inc.	180,000	6,978,600
Ryder System, Inc.	270,000	11,115,900

		18,094,500

Total Industrials		385,232,100

Common Stocks	Shares	Value

Information Technology — 16.1%
Communications Equipment — 0.3%
Cisco Systems, Inc. (b)	420,000	$10,054,800

Computers & Peripherals — 3.2%
Apple, Inc. (b)	130,000	27,411,800
Hewlett-Packard Co.	100,000	5,151,000
International Business Machines Corp.	310,000	40,579,000
Teradata Corp. (b)	340,000	10,686,200
Western Digital Corp. (b)	980,000	43,267,000

		127,095,000

Electronic Equipment, Instruments & Components — 0.3%
Ingram Micro, Inc., Class A (b)	600,000	10,470,000

Internet Software & Services — 1.3%
Google, Inc., Class A (b)	20,000	12,399,600
VeriSign, Inc. (a)(b)	1,700,000	41,208,000

		53,607,600

IT Services — 5.1%
Cognizant Technology Solutions Corp. (b)	970,000	43,941,000
Computer Sciences Corp. (b)	790,000	45,448,700
Fiserv, Inc. (b)	870,000	42,177,600
Global Payments, Inc. (a)	470,000	25,314,200
Hewitt Associates, Inc., Class A (b)	930,000	39,301,800
The Western Union Co.	350,000	6,597,500

		202,780,800

Software — 5.9%
BMC Software, Inc. (b)	440,000	17,644,000
CA, Inc.	1,850,000	41,551,000
Compuware Corp. (b)	740,000	5,350,200
Microsoft Corp.	4,100,000	125,009,000
Oracle Corp.	900,000	22,086,000
Sybase, Inc. (a)(b)	540,000	23,436,000

		235,076,200

Total Information Technology		639,084,400

Materials — 7.3%
Chemicals — 2.4%
Celanese Corp., Series A	170,000	5,457,000
Eastman Chemical Co.	640,000	38,553,600
Huntsman Corp.	1,320,000	14,902,800
Lubrizol Corp.	510,000	37,204,500

		96,117,900

Containers & Packaging — 2.1%
Ball Corp. (a)	380,000	19,646,000
Pactiv Corp. (b)	1,530,000	36,934,200
Temple-Inland, Inc. (a)	1,250,000	26,387,500

		82,967,700

Metals & Mining — 1.0%
Walter Industries, Inc.	550,000	41,420,500

Paper & Forest Products — 1.8%
International Paper Co. (a)	1,730,000	46,329,400
MeadWestvaco Corp.	840,000	24,049,200

		70,378,600

Total Materials		290,884,700

2	Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.0%
AT&T Inc.	770,000	$21,583,100
Verizon Communications, Inc.	1,780,000	58,971,400

		80,554,500

Wireless Telecommunication Services — 0.2%
NII Holdings, Inc. (b)	230,000	7,723,400

Total Telecommunication Services		88,277,900

Utilities — 3.3%
Independent Power Producers & Energy Traders — 2.4%
The AES Corp. (b)	3,100,000	41,261,000
Mirant Corp. (b)	810,000	12,368,700
NRG Energy, Inc. (b)	1,780,000	42,025,800

		95,655,500

Multi-Utilities — 0.9%
CMS Energy Corp.	270,000	4,228,200
DTE Energy Co. (a)	350,000	15,256,500
NiSource, Inc.	1,030,000	15,841,400

		35,326,100

Total Utilities		130,981,600

Total Long-Term Investments (Cost – $3,378,802,399) – 100.0%		3,968,511,600

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (c)(d)(e)	$479,218	479,218,000

Total Short-Term Securities (Cost – $479,218,000) – 12.1%		479,218,000

Total Investments (Cost – $3,877,494,749*) – 112.1%		4,447,729,600
Liabilities in Excess of Other Assets – (12.1)%		(479,031,654)

Net Assets – 100.0%		$3,968,697,946

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,997,053,413

Gross unrealized appreciation	$490,812,658
Gross unrealized depreciation	(40,136,471)

Net unrealized appreciation	$450,676,187

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Security was purchased with the cash collateral from securities loans.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(31,839,442)	$727
BlackRock Liquidity Series, LLC Money Market Series	$349,696,350	$87,985

(e)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 – Long-Term Investments[1]	$3,968,511,600
Level 2 – Short-Term Securities	479,218,000
Level 3	—

Total	$4,447,729,600

[1]	See above Schedule of Investments for values in each sector and industry.

Master Large Cap Core of Master Large Cap Series LLC	December 31, 2009	3

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: February 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: February 23, 2010